JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 36.6%
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(a)	705	744
American Credit Acceptance Receivables Trust
Series 2020-2, Class A, 1.65%, 12/13/2023(b)	2,333	2,344
Series 2020-1, Class B, 2.08%, 12/13/2023(b)	3,133	3,161
American Express Credit Account Master Trust
Series 2019-1, Class A, 2.87%, 10/15/2024	4,265	4,410
Series 2018-5, Class A, 0.48%, 12/15/2025(c)	10,000	10,023
AmeriCredit Automobile Receivables Trust
Series 2019-2, Class A3, 2.28%, 1/18/2024	9,000	9,143
Series 2020-1, Class A3, 1.11%, 8/19/2024	2,820	2,848
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.43%, 8/25/2033‡(c)	158	158
Amortizing Residential Collateral Trust Series 2002-BC9, Class M1, 1.80%, 12/25/2032‡(c)	1,682	1,675
AMRESCO Residential Securities Corp. Mortgage Loan Trust Series 1998-3, Class M1A, 0.78%, 9/25/2028‡(c)	68	68
AMSR Trust Series 2020-SFR3, Class A, 1.36%, 9/17/2037(b)	7,104	7,149
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025(b)	3,954	3,978
Avis Budget Rental Car Funding AESOP LLC
Series 2019-1A, Class A, 3.45%, 3/20/2023(b)	1,429	1,467
Series 2019-3A, Class A, 2.36%, 3/20/2026(b)	10,490	10,802
Bank of The West Auto Trust Series 2017-1, Class A3, 2.11%, 1/15/2023(b)	448	451
Bear Stearns Asset-Backed Securities I Trust Series 2005-HE1, Class M2, 1.40%, 1/25/2035‡(c)	907	904
Bear Stearns Asset-Backed Securities Trust Series 2003-SD1, Class A, 1.05%, 12/25/2033‡(c)	557	543
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A, 3.28%, 9/26/2033(b)	2,734	2,835
Business Jet Securities LLC
Series 2018-2, Class A, 4.45%, 6/15/2033(b)	2,998	3,041
Series 2019-1, Class A, 4.21%, 7/15/2034(b)	5,849	5,973
Series 2020-1A, Class A, 2.98%, 11/15/2035(b)	3,479	3,522
BXG Receivables Note Trust Series 2018-A, Class A, 3.77%, 2/2/2034(b)	2,205	2,333
CarMax Auto Owner Trust
Series 2020-3, Class A3, 0.62%, 3/17/2025	3,095	3,112
Series 2020-4, Class A3, 0.50%, 8/15/2025	2,710	2,717
CarNow Auto Receivables Trust Series 2020-1A, Class A, 1.76%, 2/15/2023(b)	3,331	3,341
Carvana Auto Receivables Trust
Series 2019-1A, Class A3, 3.08%, 11/15/2022(b)	1,114	1,117
Series 2019-2A, Class A3, 2.58%, 3/15/2023(b)	4,752	4,778
Series 2019-3A, Class A3, 2.34%, 6/15/2023(b)	5,909	5,945
Series 2019-3A, Class B, 2.51%, 4/15/2024(b)	3,340	3,401
Centex Home Equity Loan Trust Series 2002-A, Class MV1, 1.00%, 1/25/2032‡(c)	105	106
CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060(b)	2,490	2,521
CIG Auto Receivables Trust Series 2019-1A, Class A, 3.33%, 8/15/2024(b)	932	941
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7, 0.50%, 8/8/2024(c)	5,000	5,018
CNH Equipment Trust Series 2019-C, Class A3, 2.01%, 12/16/2024	4,200	4,297
CoreVest American Finance Trust
Series 2019-1, Class A, 3.32%, 3/15/2052(b)	3,361	3,578
Series 2020-2, Class A, 3.38%, 5/15/2052(b)	2,046	2,218
Countrywide Asset-Backed Certificates
Series 2003-BC2, Class 2A1, 0.75%, 6/25/2033‡(c)	113	108
Series 2003-BC5, Class M1, 1.20%, 9/25/2033‡(c)	60	62
Series 2004-S1, Class M2, 5.58%, 2/25/2035‡(a)	25	25
CPS Auto Receivables Trust
Series 2020-B, Class A, 1.15%, 7/17/2023(b)	2,394	2,400
Series 2020-A, Class B, 2.36%, 2/15/2024(b)	2,080	2,112
Series 2020-C, Class A, 0.63%, 3/15/2024(b)	3,233	3,235
Series 2020-C, Class B, 1.01%, 1/15/2025(b)	1,410	1,413

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Credit Acceptance Auto Loan Trust
Series 2020-2A, Class A, 1.37%, 7/16/2029(b)	2,760	2,792
Series 2020-3A, Class A, 1.24%, 10/15/2029(b)	10,905	10,995
CWHEQ Revolving Home Equity Loan Trust
Series 2005-E, Class 2A, 0.36%, 11/15/2035‡(c)	112	107
Series 2005-M, Class A1, 0.38%, 2/15/2036‡(c)	462	425
Diamond Resorts Owner Trust
Series 2018-1, Class A, 3.70%, 1/21/2031(b)	905	941
Series 2019-1A, Class A, 2.89%, 2/20/2032(b)	5,290	5,468
Discover Card Execution Note Trust
Series 2019-A2, Class A, 0.41%, 12/15/2023(c)	4,097	4,102
Series 2019-A1, Class A1, 3.04%, 7/15/2024	3,160	3,259
Drive Auto Receivables Trust Series 2019-4, Class B, 2.23%, 1/16/2024	2,210	2,235
DT Auto Owner Trust
Series 2020-2A, Class A, 1.14%, 1/16/2024(b)	2,908	2,920
Series 2020-3A, Class B, 0.91%, 12/16/2024(b)	2,500	2,503
Exeter Automobile Receivables Trust
Series 2019-3A, Class A, 2.59%, 9/15/2022(b)	212	212
Series 2017-3A, Class B, 2.81%, 9/15/2022(b)	628	629
Series 2020-2A, Class A, 1.13%, 8/15/2023(b)	2,403	2,409
Series 2019-4A, Class B, 2.30%, 12/15/2023(b)	5,220	5,272
Series 2020-3A, Class B, 0.79%, 9/16/2024	2,865	2,870
Series 2019-1A, Class C, 3.82%, 12/16/2024(b)	2,365	2,408
First Franklin Mortgage Loan Trust
Series 2002-FF1, Class M1, 1.20%, 4/25/2032‡(c)	91	88
Series 2002-FF4, Class M1, 1.73%, 2/25/2033‡(c)	578	450
Series 2003-FFH1, Class M2, 2.78%, 9/25/2033‡(c)	251	240
Series 2004-FF8, Class M4, 1.76%, 10/25/2034‡(c)	201	156
First Investors Auto Owner Trust Series 2020-1A, Class A, 1.49%, 1/15/2025(b)	3,636	3,665
FirstKey Homes Trust Series 2020-SFR1, Class A, 1.34%, 9/17/2025(b)	12,705	12,788
Flagship Credit Auto Trust
Series 2019-2, Class A, 2.83%, 10/16/2023(b)	1,453	1,467
Series 2020-4, Class A, 0.53%, 4/15/2025(b)	5,365	5,368
FORT CRE LLC Series 2018-1A, Class A1, 1.50%, 11/16/2035(b)(c)	5,000	4,952
FREED ABS Trust
Series 2018-2, Class A, 3.99%, 10/20/2025(b)	277	278
Series 2020-FP1, Class A, 2.52%, 3/18/2027(b)	2,276	2,283
Fremont Home Loan Trust Series 2005-C, Class M2, 0.89%, 7/25/2035‡(c)	2,442	2,424
GLS Auto Receivables Issuer Trust Series 2019-1A, Class A, 3.37%, 1/17/2023(b)	247	248
GLS Auto Receivables Trust
Series 2018-1A, Class A, 2.82%, 7/15/2022(b)	289	289
Series 2018-3A, Class A, 3.35%, 8/15/2022(b)	12	12
Series 2018-2A, Class B, 3.71%, 3/15/2023(b)	1,332	1,346
GM Financial Consumer Automobile Receivables Trust Series 2019-1, Class A3, 2.97%, 11/16/2023	2,520	2,564
Goodgreen (Cayman Islands)
Series 2018-1A, Class A, 3.93%, 10/15/2053(b)(c)	3,571	3,809
Series 2019-1A, Class A, 3.86%, 10/15/2054(b)	2,650	2,803
Goodgreen Trust Series 2017-2A, Class A, 3.26%, 10/15/2053(b)	2,191	2,285
GreenPoint Mortgage Funding Trust Series 2005-HE3, Class A, 0.32%, 9/15/2030‡(c)	19	18
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(b)	1,701	1,782
Hertz Fleet Lease Funding LP Series 2018-1, Class A2, 3.23%, 5/10/2032(b)	650	654
Hertz Vehicle Financing II LP Series 2017-2A, Class A, 3.29%, 10/25/2023(b)	672	672
Hertz Vehicle Financing LLC Series 2018-2A, Class A, 3.65%, 6/27/2022(b)	950	951
Hilton Grand Vacations Trust
Series 2018-AA, Class A, 3.54%, 2/25/2032(b)	1,080	1,145
Series 2020-AA, Class A, 2.74%, 2/25/2039(b)	2,061	2,145

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lehman Home Equity Loan Trust Series 1998-1, Class A1, 7.00%, 5/25/2028‡	3	1
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027(b)	8,400	8,635
Series 2019-2A, Class A, 2.78%, 4/20/2028(b)	6,003	6,165
Long Beach Mortgage Loan Trust Series 2004-1, Class M3, 1.20%, 2/25/2034‡(c)	16	16
Mariner Finance Issuance Trust Series 2020-AA, Class A, 2.19%, 8/21/2034(b)	2,610	2,647
Marlette Funding Trust
Series 2019-1A, Class A, 3.44%, 4/16/2029(b)	715	721
Series 2019-2A, Class A, 3.13%, 7/16/2029(b)	738	745
Mercedes-Benz Auto Lease Trust Series 2019-A, Class A4, 3.25%, 10/15/2024	840	852
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055(b)(c)	1,365	1,436
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC4, Class M5, 1.13%, 4/25/2035‡(c)	3,086	3,117
New Century Home Equity Loan Trust Series 2003-5, Class AII, 0.95%, 11/25/2033‡(c)	177	161
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053(b)	9,535	9,559
Nissan Auto Lease Trust Series 2018-A, Class A4, 3.35%, 9/15/2023	2,685	2,704
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(b)	2,200	2,224
OneMain Financial Issuance Trust Series 2020-1A, Class A, 3.84%, 5/14/2032(b)	4,650	4,906
Oportun Funding X LLC Series 2018-C, Class A, 4.10%, 10/8/2024(b)	2,503	2,547
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A1, 3.10%, 6/27/2060(a)(b)	5,760	5,761
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027(b)	9,000	9,050
Series 2017-SFR1, Class A, 2.77%, 8/17/2034(b)	994	1,008
Series 2018-SFR1, Class A, 3.26%, 3/17/2035(b)	2,792	2,812
Series 2019-SFR1, Class A, 3.42%, 8/17/2035(b)	9,491	9,761
Series 2018-SFR2, Class A, 3.71%, 8/17/2035‡(b)	5,525	5,630
Series 2018-SFR3, Class A, 3.88%, 10/17/2035(b)	4,995	5,122
Series 2019-SFR2, Class A, 3.15%, 5/17/2036(b)	6,953	7,154
Series 2019-SFR4, Class A, 2.69%, 10/17/2036(b)	8,500	8,782
Series 2020-SFR2, Class A, 2.08%, 6/17/2037(b)	5,055	5,183
RASC Trust Series 2003-KS4, Class MI2, 5.51%, 6/25/2033‡(a)	523	453
Santander Drive Auto Receivables Trust Series 2020-3, Class B, 0.69%, 3/17/2025	3,265	3,269
Santander Retail Auto Lease Trust Series 2019-A, Class A3, 2.77%, 6/20/2022(b)	6,060	6,158
Sierra Timeshare Receivables Funding LLC
Series 2019-2A, Class A, 2.59%, 5/20/2036(b)	1,459	1,508
Series 2020-2A, Class A, 1.33%, 7/20/2037(b)	2,184	2,192
SoFi Consumer Loan Program LLC
Series 2016-1, Class A, 3.26%, 8/25/2025(b)	308	310
Series 2017-3, Class A, 2.77%, 5/25/2026(b)	74	74
Series 2017-4, Class A, 2.50%, 5/26/2026(b)	128	129
Series 2017-5, Class A2, 2.78%, 9/25/2026(b)	965	973
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2, 3.67%, 8/25/2027(b)	1,918	1,933
Series 2019-1, Class A, 3.24%, 2/25/2028(b)	395	398
SoFi Professional Loan Program LLC
Series 2016-B, Class A1, 1.35%, 6/25/2033(b)(c)	350	351
Series 2015-B, Class A1, 1.20%, 4/25/2035(b)(c)	293	293
Series 2015-C, Class A1, 1.20%, 8/27/2035(b)(c)	245	245
Series 2017-E, Class A1, 0.65%, 11/26/2040(b)(c)	302	302
SoFi Professional Loan Program Trust Series 2018-B, Class A2FX, 3.34%, 8/25/2047(b)	4,196	4,316
Structured Asset Investment Loan Trust Series 2003-BC2, Class A3, 0.85%, 4/25/2033‡(c)	46	46
Synchrony Card Funding LLC Series 2019-A2, Class A, 2.34%, 6/15/2025	5,800	5,977
Synchrony Credit Card Master Note Trust Series 2017-2, Class A, 2.62%, 10/15/2025	3,077	3,205

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/2021(b)	1,726	1,741
Series 2019-A, Class A2, 2.13%, 4/20/2022(b)	5,734	5,787
Series 2020-A, Class A3, 0.68%, 12/20/2023(b)	3,835	3,855
Towd Point Mortgage Trust Series 2018-4, Class A1, 3.00%, 6/25/2058‡(b)(c)	5,557	5,899
Toyota Auto Receivables Owner Trust Series 2020-C, Class A4, 0.57%, 10/15/2025	5,300	5,322
Tricon American Homes Series 2020-SFR1, Class A, 1.50%, 7/17/2038(b)	6,000	6,049
Tricon American Homes Trust
Series 2016-SFR1, Class A, 2.59%, 11/17/2033(b)	4,157	4,157
Series 2019-SFR1, Class A, 2.75%, 3/17/2038(b)	3,293	3,464
US Auto Funding LLC Series 2019-1A, Class A, 3.61%, 4/15/2022(b)	298	299
USASF Receivables LLC Series 2020-1A, Class A, 2.47%, 2/15/2023(b)	2,486	2,508
Vericrest Opportunity Loan Trust
Series 2019-NPL5, Class A1A, 3.35%, 9/25/2049‡(a)(b)	3,763	3,767
Series 2020-NPL2, Class A1A, 2.98%, 2/25/2050‡(a)(b)	5,791	5,798
Series 2020-NPL6, Class A1A, 3.97%, 4/25/2050‡(a)(b)	6,387	6,421
Verizon Owner Trust
Series 2017-3A, Class A1B, 0.42%, 4/20/2022(b)(c)	23	23
Series 2018-A, Class A1A, 3.23%, 4/20/2023	2,133	2,160
Series 2019-B, Class A1A, 2.33%, 12/20/2023	9,000	9,193
Veros Automobile Receivables Trust Series 2020-1, Class A, 1.67%, 9/15/2023(b)	2,379	2,385
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.75%, 1/22/2024	3,515	3,514
Volkswagen Auto Loan Enhanced Trust Series 2020-1, Class A2A, 0.93%, 12/20/2022	1,924	1,929
VOLT LXXX LLC Series 2019-NPL6, Class A1A, 3.23%, 10/25/2049‡(a)(b)	4,982	4,987
VOLT LXXXIII LLC Series 2019-NPL9, Class A1A, 3.33%, 11/26/2049‡(a)(b)	2,551	2,556
VOLT LXXXIV LLC Series 2019-NP10, Class A1A, 3.43%, 12/27/2049‡(a)(b)	3,165	3,174
VOLT LXXXV LLC Series 2020-NPL1, Class A1A, 3.23%, 1/25/2050‡(a)(b)	4,021	4,031
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A, 2.98%, 2/25/2050‡(a)(b)	5,799	5,800
VOLT LXXXVIII LLC Series 2020-NPL4, Class A1, 2.98%, 3/25/2050‡(a)(b)	5,444	5,440
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050(a)(b)	9,495	9,495
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034(b)	3,275	3,354
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024(b)	9,145	9,177
Series 2020-3A, Class A2, 0.56%, 5/15/2024(b)	3,000	3,002
Series 2020-2A, Class B, 1.32%, 7/15/2025(b)	1,625	1,644
World Financial Network Credit Card Master Trust Series 2018-B, Class A, 3.46%, 7/15/2025	8,158	8,355
World Omni Select Auto Trust Series 2020-A, Class B, 0.84%, 6/15/2026	4,750	4,761

TOTAL ASSET-BACKED SECURITIES (Cost $506,284)		513,324

COLLATERALIZED MORTGAGE OBLIGATIONS — 31.2%
Alternative Loan Trust
Series 2004-J4, Class 1A6, 5.40%, 6/25/2034(a)	2	2
Series 2004-33, Class 3A3, 3.33%, 12/25/2034(c)	207	216
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(b)	1,797	1,800
Banc of America Funding Trust Series 2006-1, Class 2A1, 5.50%, 1/25/2036	156	155

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Banc of America Mortgage Trust
Series 2004-D, Class 2A2, 3.79%, 5/25/2034(c)	170		170
Series 2005-A, Class 3A1, 4.00%, 2/25/2035(c)	15		14
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC6, Class M1, 1.15%, 11/25/2034‡(c)	207		44
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M1, 0.95%, 1/25/2040‡(b)(c)	2,000		2,001
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	27		27
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	374		392
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR24, Class 2A4, 3.14%, 10/25/2033(c)	396		417
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.92%, 2/25/2020(c)	65		64
FHLMC - GNMA Series 1, Class S, IF, IO, 8.81%, 10/25/2022(c)	—	(d)	—	(d)
FHLMC Employees Pension Plan 0.15%, 10/25/2032(c)	8,429		8,261
FHLMC, REMIC
Series 3952, Class MA, 3.00%, 11/15/2021	118		119
Series 1343, Class LA, 8.00%, 8/15/2022	2		2
Series 1370, Class JA, 1.29%, 9/15/2022(c)	1		1
Series 1379, Class W, 0.54%, 10/15/2022(c)	1		1
Series 1508, Class KA, 1.13%, 5/15/2023(c)	—	(d)	—	(d)
Series 1689, Class M, PO, 3/15/2024	33		32
Series 2033, Class PR, PO, 3/15/2024	18		18
Series 1771, Class PK, 8.00%, 2/15/2025	24		26
Series 1981, Class Z, 6.00%, 5/15/2027	7		8
Series 1974, Class ZA, 7.00%, 7/15/2027	42		47
Series 2338, Class FN, 0.64%, 8/15/2028(c)	15		15
Series 3737, Class DG, 5.00%, 10/15/2030	437		466
Series 2477, Class FZ, 0.69%, 6/15/2031(c)	6		6
Series 2416, Class SA, IF, 15.32%, 2/15/2032(c)	31		42
Series 2416, Class SH, IF, 15.73%, 2/17/2032(c)	14		17
Series 4120, Class KI, IO, 3.00%, 10/15/2032	1,722		142
Series 5000, Class CB, 1.25%, 1/25/2035	9,209		9,407
Series 3300, Class FA, 0.44%, 8/15/2035(c)	208		208
Series 3085, Class VS, HB, IF, 28.16%, 12/15/2035(c)	186		320
Series 4867, Class WF, 0.55%, 4/15/2037(c)	17,776		17,913
Series 4350, Class AF, 0.50%, 12/15/2037(c)	4,132		4,108
Series 4350, Class FK, 0.50%, 6/15/2038(c)	4,272		4,257
Series 4515, Class FA, 0.52%, 8/15/2038(c)	2,495		2,505
Series 4350, Class KF, 0.50%, 1/15/2039(c)	810		804
Series 4448, Class TF, 0.47%, 5/15/2040(c)	5,022		4,999
Series 4480, Class FM, 0.50%, 6/15/2040(c)	5,082		5,088
Series 3860, Class FP, 0.54%, 6/15/2040(c)	1,235		1,237
Series 4457, Class KF, 0.50%, 10/15/2040(c)	7,941		7,956
Series 4363, Class FA, 0.52%, 9/15/2041(c)	3,627		3,616
Series 4413, Class WF, 0.50%, 10/15/2041(c)	3,471		3,454
Series 4559, Class AF, 0.65%, 3/15/2042(c)	2,265		2,291
Series 4074, Class FE, 0.54%, 7/15/2042(c)	3,131		3,094
Series 4150, Class F, 0.51%, 1/15/2043(c)	6,755		6,781
Series 4161, Class YF, 0.51%, 2/15/2043(c)	4,861		4,880
Series 4281, Class FB, 0.69%, 12/15/2043(c)	4,535		4,582
Series 4606, Class FL, 0.64%, 12/15/2044(c)	7,134		7,185
Series 4594, Class GN, 2.50%, 2/15/2045	3,078		3,223
FHLMC, STRIPS
Series 343, Class F4, 0.50%, 10/15/2037(c)	4,609		4,594
Series 328, Class S4, IF, IO, 2.87%, 2/15/2038(c)	7,044		414
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-51, Class 1A, PO, 9/25/2042	46		41
Series T-54, Class 4A, 3.85%, 2/25/2043(c)	1,463		1,570
First Horizon Mortgage Pass-Through Trust Series 2004-AR6, Class 2A1, 3.04%, 12/25/2034(c)	154		156

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Flagstar Mortgage Trust
Series 2018-5, Class A2, 4.00%, 9/25/2048(b)(c)	972		1,005
Series 2019-2, Class A2, 3.50%, 12/25/2049(b)(c)	5,844		6,033
FNMA Trust, Whole Loan Series 2004-W2, Class 4A, 3.52%, 2/25/2044(c)	240		252
FNMA, Grantor Trust, Whole Loan
Series 2002-T6, Class A4, 4.26%, 3/25/2041(c)	668		714
Series 2001-T8, Class A1, 7.50%, 7/25/2041	208		249
FNMA, REMIC
Series 1991-142, Class PL, 8.00%, 10/25/2021	3		3
Series 1991-156, Class F, 1.45%, 11/25/2021(c)	5		5
Series 1992-112, Class GB, 7.00%, 7/25/2022	12		13
Series G92-44, Class ZQ, 8.00%, 7/25/2022	—	(d)	—	(d)
Series 1992-154, Class SA, IF, IO, 5.40%, 8/25/2022(c)	1		—	(d)
Series 1992-200, Class FK, 1.82%, 11/25/2022(c)	6		6
Series 1993-27, Class S, IF, 9.53%, 2/25/2023(c)	7		8
Series 1993-146, Class E, PO, 5/25/2023	15		15
Series 1993-110, Class H, 6.50%, 5/25/2023	16		16
Series 1993-119, Class H, 6.50%, 7/25/2023	2		2
Series 1993-165, Class FH, 1.30%, 9/25/2023(c)	8		8
Series 1993-179, Class FM, 1.77%, 10/25/2023(c)	40		41
Series G94-9, Class PJ, 6.50%, 8/17/2024	136		145
Series 2012-114, Class VE, 3.50%, 10/25/2025	2,306		2,354
Series 2013-26, Class AV, 3.50%, 4/25/2026	2,646		2,768
Series 1997-74, Class E, 7.50%, 10/20/2027	15		17
Series 2001-9, Class F, 0.39%, 2/17/2031(c)	10		9
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	37		6
Series 2003-21, Class FK, 0.55%, 3/25/2033(c)	11		11
Series 2013-43, Class YH, 2.50%, 5/25/2033	1,420		1,498
Series 2004-17, Class BF, 0.50%, 1/25/2034(c)	297		298
Series 2006-3, Class SB, IF, IO, 6.55%, 7/25/2035(c)	374		37
Series 2006-16, Class HZ, 5.50%, 3/25/2036	271		314
Series 2006-124, Class FC, 0.50%, 1/25/2037(c)	1,135		1,144
Series 2014-23, Class FA, 0.45%, 10/25/2039(c)	18,617		18,595
Series 2012-38, Class PA, 2.00%, 9/25/2041	1,658		1,707
Series 2013-54, Class HF, 0.35%, 10/25/2041(c)	2,459		2,457
Series 2012-93, Class ME, 2.50%, 1/25/2042	2,489		2,601
Series 2012-13, Class FA, 0.73%, 2/25/2042(c)	9,658		9,752
Series 2012-31, Class FB, 0.70%, 4/25/2042(c)	9,878		9,964
Series 2013-23, Class KJ, 2.25%, 5/25/2042	2,848		2,956
Series 2012-119, Class FB, 0.50%, 11/25/2042(c)	5,970		5,992
Series 2012-139, Class JA, 3.50%, 12/25/2042	3,482		3,846
Series 2013-6, Class FL, 0.55%, 2/25/2043(c)	1,245		1,252
Series 2014-49, Class AF, 0.47%, 8/25/2044(c)	221		221
Series 2015-42, Class BF, 0.46%, 6/25/2045(c)	5,480		5,462
Series 2016-25, Class LA, 3.00%, 7/25/2045	12,040		12,788
Series 2016-33, Class JA, 3.00%, 7/25/2045	4,334		4,598
Series 2015-91, Class AF, 0.52%, 12/25/2045(c)	5,047		5,039
Series 2016-58, Class SA, IO, 2.29%, 8/25/2046(c)	19,196		888
Series 2017-108, Class PA, 3.00%, 6/25/2047	3,452		3,640
Series 2017-104, Class LA, 3.00%, 11/25/2047	2,692		2,887
Series 2019-38, Class PC, 3.00%, 2/25/2048	5,182		5,397
Series 2019-77, Class FP, 0.70%, 1/25/2050(c)	17,223		17,376
Series 2014-66, Class WF, 0.50%, 10/25/2054(c)	2,403		2,406
FNMA, REMIC Trust, Whole Loan
Series 2003-W4, Class 5A, 3.78%, 10/25/2042(c)	634		660
Series 2003-W15, Class 3A, 3.98%, 12/25/2042(c)	700		788
Series 2003-W1, Class 2A, 5.68%, 12/25/2042(c)	162		182
Series 2009-W1, Class A, 6.00%, 12/25/2049	316		366
GNMA
Series 2011-158, Class EB, 4.00%, 12/20/2026	2,358		2,604

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-166, Class GP, 3.00%, 4/20/2039	1,337	1,377
Series 2012-61, Class FM, 0.54%, 5/16/2042(c)	4,572	4,609
Series 2012-H21, Class FA, 0.64%, 7/20/2062(c)	2,101	2,106
Series 2012-H29, Class FA, 0.65%, 10/20/2062(c)	3,351	3,358
Series 2013-H16, Class FA, 0.68%, 7/20/2063(c)	9,821	9,846
Series 2014-H07, Class FC, 0.74%, 5/20/2064(c)	12,827	12,917
Series 2014-H11, Class JA, 0.64%, 6/20/2064(c)	3,661	3,672
Series 2014-H17, Class FM, 0.64%, 8/20/2064(c)	10,201	10,226
Series 2015-H03, Class FD, 0.78%, 1/20/2065(c)	5,854	5,890
Series 2015-H04, Class FL, 0.61%, 2/20/2065(c)	10,991	11,012
Series 2015-H12, Class FJ, 0.57%, 5/20/2065(c)	11,958	11,963
Series 2015-H14, Class FB, 0.57%, 5/20/2065(c)	15,743	15,750
Series 2015-H12, Class FA, 0.62%, 5/20/2065(c)	6,905	6,863
Series 2015-H15, Class FB, 0.74%, 6/20/2065(c)	10,149	10,211
Series 2015-H19, Class FN, 0.58%, 7/20/2065(c)	11,384	11,396
Series 2015-H23, Class TA, 0.61%, 9/20/2065(c)	14,105	14,136
GSAA Trust Series 2004-CW1, Class 1A1, 5.50%, 4/1/2034	421	445
GSR Mortgage Loan Trust Series 2004-10F, Class 7A1, 5.50%, 9/25/2034	151	156
Impac CMB Trust
Series 2004-3, Class 3A, 0.79%, 3/25/2034(c)	5	5
Series 2004-6, Class 1A2, 0.93%, 10/25/2034(c)	88	88
Series 2005-5, Class A1, 0.79%, 8/25/2035(c)	614	610
IndyMac INDA Mortgage Loan Trust Series 2007-AR1, Class 1A1, 3.63%, 3/25/2037(c)	350	337
JP Morgan Mortgage Trust Series 2003-A1, Class 1A1, 2.38%, 10/25/2033(c)	53	54
LHOME Mortgage Trust Series 2020-RTL1, Class A1, 3.23%, 10/25/2024(b)	2,500	2,518
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 3.11%, 4/21/2034(c)	104	104
Series 2004-13, Class 3A7B, 2.12%, 11/21/2034(c)	346	346
MASTR Seasoned Securitization Trust Series 2003-1, Class 3A2, 0.55%, 2/25/2033(c)	56	50
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
Series 2002-TBC1, Class B1, 1.14%, 9/15/2030‡(c)	46	45
Series 2002-TBC1, Class B2, 1.54%, 9/15/2030‡(c)	20	20
Series 2001-TBC1, Class B1, 1.02%, 11/15/2031‡(c)	143	141
Merrill Lynch Mortgage Investors Trust
Series 2004-D, Class A1, 0.81%, 9/25/2029(c)	208	207
Series 2004-1, Class 2A3, 2.63%, 12/25/2034(c)	137	136
Metlife Securitization Trust Series 2018-1A, Class A, 3.75%, 3/25/2057(b)(c)	3,734	4,017
Morgan Stanley Dean Witter Capital I, Inc. Trust
Series 2003-HYB1, Class A4, 2.04%, 3/25/2033(c)	105	105
Series 2003-HYB1, Class B1, 2.04%, 3/25/2033‡(c)	89	63
Morgan Stanley Mortgage Loan Trust
Series 2004-3, Class 4A, 5.63%, 4/25/2034(c)	1,094	1,172
Series 2004-5AR, Class 3A3, 2.78%, 7/25/2034(c)	139	143
Series 2004-5AR, Class 3A5, 2.78%, 7/25/2034(c)	785	807
Series 2004-11AR, Class 1A2A, 0.46%, 1/25/2035(c)	301	322
MRFC Mortgage Pass-Through Trust Series 2002-TBC2, Class B1, 0.99%, 8/15/2032‡(c)	74	71
NAAC Reperforming Loan REMIC Trust Certificates Series 2004-R3, Class AF, 0.60%, 2/25/2035(b)(c)	793	670
New Residential Mortgage Loan Trust Series 2018-4A, Class A1S, 0.90%, 1/25/2048(b)(c)	2,897	2,899
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2003-A3, Class A1, 5.50%, 8/25/2033(a)	200	207
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.39%, 10/25/2032(c)	277	285
PRPM LLC Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(b)	7,527	7,588
RALI Trust Series 2003-QS16, Class A1, 5.00%, 8/25/2018	10	4
RFMSI Trust
Series 2005-SA2, Class 2A2, 3.55%, 6/25/2035(c)	818	811
Series 2006-SA4, Class 2A1, 4.78%, 11/25/2036(c)	353	318

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Seasoned Credit Risk Transfer Trust Series 2020-1, Class M55G, 3.00%, 8/25/2059	11,350	12,101
Sequoia Mortgage Trust
Series 11, Class A, 1.05%, 12/20/2032(c)	15	14
Series 2003-3, Class A2, 1.12%, 7/20/2033(c)	99	97
Series 2004-11, Class A2, 0.90%, 12/20/2034(c)	597	596
Structured Asset Mortgage Investments II Trust Series 2004-AR1, Class 1A1, 0.85%, 3/19/2034(c)	50	49
Structured Asset Mortgage Investments Trust Series 2002-AR2, Class A3, 0.90%, 7/19/2032(c)	430	370
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-24A, Class 2A, 2.91%, 7/25/2033(c)	682	684
Series 2003-40A, Class 4A, 2.86%, 1/25/2034(c)	266	260
Thornburg Mortgage Securities Trust Series 2004-4, Class 5A, 2.90%, 12/25/2044(c)	2,152	2,107
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR3, Class A1, 3.65%, 6/25/2034(c)	453	461
Series 2004-AR11, Class A, 2.81%, 10/25/2034(c)	262	265

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $432,815)		437,663

CORPORATE BONDS — 9.2%
Banks — 3.0%
Banco Santander SA (Spain) 2.75%, 5/28/2025	2,000	2,129
Bank of America Corp. (ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)	1,724	1,811
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 3 Month + 0.66%), 0.91%, 9/13/2023(e)	3,000	3,035
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.07%), 1.32%, 12/8/2021(e)	4,000	4,034
HSBC USA, Inc. 9.30%, 6/1/2021	2,000	2,080
Mitsubishi UFJ Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.06%), 1.31%, 9/13/2021(e)	2,539	2,558
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 1.39%, 9/13/2021(e)	3,000	3,024
(ICE LIBOR USD 3 Month + 0.94%), 1.16%, 2/28/2022(e)	4,000	4,038
Sumitomo Mitsui Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 0.97%), 1.19%, 1/11/2022(e)	3,000	3,025
Truist Financial Corp. 1.20%, 8/5/2025	4,000	4,096
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026(e)	6,400	6,700
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.90%, 9/9/2022(e)	6,000	6,019

		42,549

Biotechnology — 0.6%
AbbVie, Inc. (ICE LIBOR USD 3 Month + 0.65%), 0.86%, 11/21/2022(e)	8,500	8,554

Capital Markets — 0.3%
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(e)	1,000	1,036
Morgan Stanley 2.50%, 4/21/2021	2,925	2,950

		3,986

Chemicals — 0.2%
Mosaic Co. (The) 3.25%, 11/15/2022	2,559	2,675

Consumer Finance — 1.3%
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.61%), 0.85%, 9/9/2021(e)	3,000	3,012
Caterpillar Financial Services Corp. 0.95%, 5/13/2022	7,000	7,066
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.55%), 1.78%, 1/14/2022(e)	4,000	4,030
Toyota Motor Credit Corp. (ICE LIBOR USD 3 Month + 0.69%), 0.91%, 1/11/2022(e)	4,000	4,027

		18,135

Diversified Telecommunication Services — 0.3%
AT&T, Inc. 1.65%, 2/1/2028	4,335	4,396

Electric Utilities — 0.7%
Pacific Gas and Electric Co.
(ICE LIBOR USD 3 Month + 1.38%), 1.60%, 11/15/2021(e)	3,250	3,254
1.75%, 6/16/2022	5,850	5,861

		9,115

Health Care Providers & Services — 0.3%
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 0.96%, 3/9/2021(e)	3,500	3,506

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Insurance — 1.0%
New York Life Global Funding
2.00%, 4/13/2021(b)	1,234	1,242
0.40%, 10/21/2023(b)	8,000	8,002
Protective Life Global Funding 1.17%, 7/15/2025(b)	5,190	5,255

		14,499

IT Services — 0.3%
Western Union Co. (The) 3.60%, 3/15/2022	3,700	3,827

Multi-Utilities — 0.4%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 0.77%, 9/15/2023(e)	6,000	6,010

Oil, Gas & Consumable Fuels — 0.5%
Phillips 66 Partners LP 2.45%, 12/15/2024	1,585	1,636
Valero Energy Corp. (ICE LIBOR USD 3 Month + 1.15%), 1.40%, 9/15/2023(e)	6,000	6,003

		7,639

Wireless Telecommunication Services — 0.3%
Vodafone Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.99%), 1.22%, 1/16/2024(e)	3,600	3,643

TOTAL CORPORATE BONDS (Cost $126,917)		128,534

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(b)(c)	3,291	3,293
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class A, 3.22%, 4/14/2033(b)	3,500	3,784
Series 2018-DSNY, Class A, 0.99%, 9/15/2034(b)(c)	6,000	5,872
Bayview Commercial Asset Trust
Series 2004-3, Class A2, 0.78%, 1/25/2035(b)(c)	154	151
Series 2005-2A, Class A2, 0.50%, 8/25/2035(b)(c)	649	579
Series 2005-2A, Class M1, 0.58%, 8/25/2035‡(b)(c)	130	112
Series 2007-3, Class A2, 0.44%, 7/25/2037(b)(c)	626	555
BBCMS Mortgage Trust Series 2020-C7, Class A2, 2.02%, 4/15/2053	1,000	1,036
BBCMS Trust Series 2015-VFM, Class A1, 2.47%, 3/10/2036(b)	1,668	1,641
BHMS Series 2018-ATLS, Class A, 1.39%, 7/15/2035(b)(c)	6,000	5,810
BX Commercial Mortgage Trust Series 2018-IND, Class A, 0.89%, 11/15/2035(b)(c)	1,578	1,577
BXMT Ltd. (Cayman Islands)
Series 2017-FL1, Class A, 1.01%, 6/15/2035(b)(c)	1,219	1,216
Series 2020-FL3, Class A, 1.55%, 3/15/2037(b)(c)	9,000	9,022
Commercial Mortgage Trust Series 2020-CBM, Class A1, 2.31%, 2/10/2037(b)(c)	12,200	11,838
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KL3W, Class AFLW, 0.60%, 8/25/2025(c)	10,000	10,051
Series K086, Class A1, 3.67%, 12/25/2028	1,777	1,981
Series Q007, Class APT2, 3.31%, 10/25/2047(c)	3,389	3,637
Series Q013, Class APT1, 1.16%, 5/25/2050(c)	6,347	6,412
FNMA ACES Series 2017-M15, Class ATS1, 2.99%, 11/25/2027	4,251	4,524
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035(b)	5,000	5,330
One Bryant Park Trust Series 2019-OBP, Class A, 2.52%, 9/15/2054(b)	5,000	5,314
One Market Plaza Trust Series 2017-1MKT, Class A, 3.61%, 2/10/2032(b)	5,000	5,164
PFP Ltd. (Cayman Islands) Series 2019-5, Class A, 1.11%, 4/14/2036(b)(c)	1,937	1,909
UBS Commercial Mortgage Trust
Series 2018-C10, Class A1, 3.18%, 5/15/2051	4,040	4,133
Series 2018-C14, Class A2, 4.26%, 12/15/2051	6,346	6,883
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(b)	1,155	1,133

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $101,575)		102,957

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — 6.6%
FHLMC
Pool # 645083, ARM, 2.09%, 12/1/2021(c)	2		2
Pool # 846013, ARM, 2.73%, 6/1/2022(c)	1		1
Pool # 611299, ARM, 3.16%, 1/1/2023(c)	28		28
Pool # 845297, ARM, 2.92%, 2/1/2023(c)	4		4
Pool # 846144, ARM, 3.13%, 6/1/2025(c)	3		3
Pool # 785866, ARM, 2.32%, 12/1/2026(c)	1		1
Pool # 755248, ARM, 2.97%, 12/1/2026(c)	71		71
Pool # 611141, ARM, 3.74%, 1/1/2027(c)	14		15
Pool # 788688, ARM, 3.16%, 8/1/2027(c)	69		70
Pool # 788665, ARM, 2.53%, 11/1/2027(c)	13		13
Pool # 846774, ARM, 3.12%, 12/1/2027(c)	28		29
Pool # 788664, ARM, 2.66%, 7/1/2028(c)	16		16
Pool # 786902, ARM, 2.41%, 10/1/2029(c)	9		9
Pool # 846716, ARM, 3.18%, 12/1/2029(c)	2		2
Pool # 645242, ARM, 3.77%, 1/1/2030(c)	7		7
Pool # 846812, ARM, 3.67%, 4/1/2030(c)	7		7
Pool # 611278, ARM, 3.04%, 7/1/2030(c)	112		113
Pool # 847263, ARM, 3.09%, 4/1/2032(c)	54		54
FHLMC Gold Pools, 30 Year
Pool # C00387, 9.00%, 2/1/2025	3		3
Pool # C35263, 7.50%, 5/1/2028	2		3
Pool # G00981, 8.50%, 7/1/2028	7		7
FHLMC Gold Pools, Other Pool # U49009, 3.00%, 8/1/2028	2,358		2,481
FHLMC UMBS, 30 Year
Pool # RA2459, 4.00%, 4/1/2050	14,568		15,675
Pool # RA2904, 3.00%, 6/1/2050	9,580		10,222
Pool # RA2970, 2.50%, 7/1/2050	9,702		10,198
FNMA
Pool # 124510, ARM, 2.32%, 11/1/2021(c)	—	(d)	—	(d)
Pool # 241828, ARM, 2.37%, 11/1/2023(c)	4		5
Pool # 276617, ARM, 2.23%, 4/1/2024(c)	6		6
Pool # 323269, ARM, 3.18%, 1/1/2025(c)	87		87
Pool # 326092, ARM, 3.73%, 7/1/2025(c)	—	(d)	—	(d)
Pool # 313555, ARM, 3.85%, 6/1/2026(c)	1		1
Pool # 423291, ARM, 3.22%, 8/1/2026(c)	37		38
Pool # 70179, ARM, 3.50%, 7/1/2027(c)	5		5
Pool # 535984, ARM, 3.68%, 12/1/2028(c)	14		14
Pool # 576757, ARM, 4.04%, 3/1/2029(c)	16		16
Pool # 323798, ARM, 3.33%, 5/1/2029(c)	3		3
Pool # 540206, ARM, 2.40%, 5/1/2030(c)	23		23
Pool # 594577, ARM, 4.58%, 11/1/2030(c)	31		31
Pool # 124945, ARM, 3.03%, 1/1/2031(c)	1		1
Pool # 555563, ARM, 2.79%, 5/1/2033(c)	88		88
Pool # 725111, ARM, 3.13%, 9/1/2033(c)	31		31
Pool # 788301, ARM, 2.53%, 2/1/2034(c)	59		59
Pool # 545182, ARM, 2.90%, 3/1/2038(c)	6		6
FNMA UMBS, 15 Year Pool # AD1969, 4.00%, 2/1/2025	776		823
FNMA UMBS, 20 Year
Pool # 254911, 5.00%, 10/1/2023	512		564
Pool # MA1338, 3.00%, 2/1/2033	1,749		1,850
Pool # MA1401, 3.00%, 4/1/2033	684		721
Pool # MA1490, 3.00%, 7/1/2033	2,235		2,363
FNMA UMBS, 30 Year
Pool # 50748, 7.50%, 6/1/2023	—	(d)	—	(d)
Pool # 331955, 7.50%, 11/1/2024	9		9
Pool # 567874, 7.50%, 10/1/2030	25		25
Pool # 995724, 6.00%, 4/1/2039	286		341
Pool # AD0588, 5.00%, 12/1/2039	1,298		1,512

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AD9721, 5.50%, 8/1/2040	451		515
Pool # BM3048, 4.00%, 10/1/2042	5,190		5,858
Pool # AS4592, 4.00%, 2/1/2045	7,604		8,554
Pool # BM5560, 4.00%, 1/1/2046	6,388		7,216
Pool # CA0411, 4.00%, 9/1/2047	6,038		6,821
Pool # CA2489, 4.50%, 10/1/2048	2,541		2,759
Pool # BP7345, 3.00%, 6/1/2050(f)	10,178		10,697
FNMA, 30 Year
Pool # 345876, 8.50%, 10/1/2024	1		—	(d)
Pool # 595470, 7.00%, 3/1/2027	5		5
Pool # 421016, 8.00%, 11/1/2027	2		2
FNMA, Other
Pool # 570566, 12.00%, 11/1/2030	48		51
Pool # BK7908, 4.00%, 11/1/2048	2,374		2,524
GNMA I, 15 Year Pool # 723171, 4.50%, 10/15/2024	428		448
GNMA I, 30 Year
Pool # 378315, 7.00%, 6/15/2024	4		4
Pool # 780029, 9.00%, 11/15/2024	—	(d)	—	(d)
Pool # 781090, 9.50%, 7/15/2025	2		2
Pool # 412336, 8.00%, 10/15/2027	5		6
GNMA II, 30 Year
Pool # 314478, 7.85%, 12/20/2021	1		1
Pool # 314483, 7.40%, 2/20/2022	2		2
Pool # 314500, 7.40%, 3/20/2022	4		4
Pool # 334396, 7.25%, 8/20/2022	6		6
Pool # 1429, 7.50%, 10/20/2023	2		2
Pool # 2036, 8.00%, 7/20/2025	6		7
Pool # 2270, 8.00%, 8/20/2026	9		10

TOTAL MORTGAGE-BACKED SECURITIES (Cost $90,413)			93,150

	Shares (000)
SHORT-TERM INVESTMENTS — 9.9%
INVESTMENT COMPANIES — 9.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(g)(h) (Cost $138,104)	138,064		138,146

Total Investments — 100.8% (Cost $1,396,108)			1,413,774
Liabilities in Excess of Other Assets — (0.8)%			(11,475)

Net Assets — 100.0%			1,402,299

Percentages indicated are based on net assets.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

Abbreviations
ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2020.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2020. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2020.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2020.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

(d)	Amount rounds to less than one thousand.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2020.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of November 30, 2020.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2020.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Limited Duration Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$447,726	$65,598	$513,324
Collateralized Mortgage Obligations	—	435,278	2,385	437,663
Commercial Mortgage-Backed Securities	—	102,845	112	102,957
Corporate Bonds	—	128,534	—	128,534
Mortgage-Backed Securities	—	93,150	—	93,150
Short-Term Investments
Investment Companies	138,146	—	—	138,146

Total Investments in Securities	$138,146	$1,207,533	$68,095	$1,413,774

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 29, 2020	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2020
Investments in Securities:
Asset-Backed Securities	$81,449	$—	(a)	$(322)	$5		$7,957		$(33,024)	$13,871	$(4,338)	$65,598
Collateralized Mortgage Obligations	5,441	—		6	—	(a)	—	(a)	(3,062)	—	—	2,385
Commercial Mortgage-Backed Securities	136	—		(13)	—		133		(144)	—	—	112

Total	$87,026	$—	(a)	$(329)	$5		$8,090		$(36,230)	$13,871	$(4,338)	$68,095

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2020, which were valued using significant unobservable inputs (level 3), amounted to approximately $(299,000).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2020.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2020	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$59,178	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 22.00% (14.14%)
			Constant Default Rate	0.00% - 94.25% (0.77%)
			Yield (Discount Rate of Cash Flows)	1.16% - 25.74% (2.78%)

Asset-Backed Securities	59,178

	2,385	Discounted Cash Flow	PSA Prepayment Model
			Constant Prepayment Rate	0.50% - 10.00% (9.23%)
			Constant Default Rate	0.00% - 3.87% (0.10%)
			Yield (Discount Rate of Cash Flows)	0.89% - 8.40% (1.23%)

Collateralized Mortgage Obligations	2,385

	112	Discounted Cash Flow	Constant Prepayment Rate	6.00% (6.00%)
			Constant Default Rate	1.40% (1.40%)
			Yield (Discount Rate of Cash Flows)	4.94% (4.94%)

Commercial Mortgage-Backed Securities	112

Total	$61,675

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2020, the value of these investments was approximately $6,420,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2020
Security Description	Value at February 29, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2020	Shares at November 30, 2020	Dividend Income		Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$95,534	$505,551	$462,955	$1	$15	$138,146	138,064	$310		$—
JPMorgan U.S. Government Money Market Fund Class IM Shares(a)	8	387	395	—	—	—	—	—	(c)	—

Total	$95,542	$505,938	$463,350	$1	$15	$138,146		$310		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2020.
(c)	Amount rounds to less than one thousand.